Contingencies	12 Months Ended
Dec. 31, 2017
Notes
Contingencies

12.     CONTINGENCIES

We are not a party to any legal proceedings, other than ordinary routine litigation incidental to our business, which we believe will not have a material effect on our financial position or results of operations.